Summary of significant accounting policies - PPE and Intangibles (Details)	12 Months Ended
Dec. 31, 2017 shares
Significant accounting policies
Dilutive instruments (in shares)	0
Buildings
Significant accounting policies
Useful life of property, plant and equipment	33 years
Customer list
Significant accounting policies
Useful life of intangible assets	3 years
Digital library
Significant accounting policies
Useful life of intangible assets	3 years
Minimum | Leasehold improvements
Significant accounting policies
Useful life of property, plant and equipment	6 years
Minimum | Plant and machinery
Significant accounting policies
Useful life of property, plant and equipment	7 years
Minimum | Leased assets
Significant accounting policies
Useful life of property, plant and equipment	7 years
Minimum | Other facilities, machinery and factory equipment
Significant accounting policies
Useful life of property, plant and equipment	2 years
Minimum | Office equipment
Significant accounting policies
Useful life of property, plant and equipment	3 years
Minimum | Software
Significant accounting policies
Useful life of intangible assets	3 years
Minimum | Licenses
Significant accounting policies
Useful life of intangible assets	6 years
Maximum | Leasehold improvements
Significant accounting policies
Useful life of property, plant and equipment	9 years
Maximum | Plant and machinery
Significant accounting policies
Useful life of property, plant and equipment	8 years
Maximum | Leased assets
Significant accounting policies
Useful life of property, plant and equipment	8 years
Maximum | Other facilities, machinery and factory equipment
Significant accounting policies
Useful life of property, plant and equipment	20 years
Maximum | Office equipment
Significant accounting policies
Useful life of property, plant and equipment	12 years
Maximum | Software
Significant accounting policies
Useful life of intangible assets	5 years
Maximum | Licenses
Significant accounting policies
Useful life of intangible assets	8 years